Long-Term Debt 5 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Secured Debt [Member] Extended Term Loans [Member]	Dec. 31, 2011 Unsecured Debt [Member] Senior Subordinated Notes [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	$ 280.2	$ 2.5
Loss on early extinguishment of debt	34.2	0.1
Carrying Amount of Debt Extinguished Net of Discounts		1.6
Repayments of Long-term Debt		$ 1.7